Note 10 - Share-based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Risk-free interest rate	1.23%	1.40%
Dividend yield
Expected volatility	0.67%	0.75%
Expected life of options (years) (Year)	3 years 219 days	4 years 292 days
Fair value of options granted (in dollars per share)	$ 0.47	$ 1.26